DISAGGREGATION OF REVENUE LONGLIVED ASSETS (Details) - USD ($)	3 Months Ended		9 Months Ended		12 Months Ended
	Mar. 31, 2022	Mar. 31, 2021	Mar. 31, 2022	Mar. 31, 2021	Jun. 30, 2021	Jun. 30, 2020
Project revenues, net	$ 15,685,000	$ 3,854,000	$ 31,028,000	$ 12,437,000	$ 16,192,000	$ 24,613,000
Project fees [Member]
Project revenues, net	2,045,000	1,627,000	10,045,000	5,268,000	6,418,000	6,816,000
Other Revenue [Member]
Project revenues, net	11,000	0	34,000	0	24,000	6,000
Retainer Fees [Member]
Project revenues, net	5,148,000	560,000	6,059,000	1,648,000	2,140,000	3,194,000
Fee Income [Member]
Project revenues, net	1,184,000	676,000	3,777,000	2,435,000	3,581,000	5,420,000
Reimbursement Income [Member]
Project revenues, net	1,927,000	991,000	5,743,000	3,086,000	$ 4,029,000	$ 9,177,000
Performance Marketing [Member]
Project revenues, net	3,827,000	0	3,827,000	0
Managed Services [Member]
Project revenues, net	$ 1,543,000	$ 0	$ 1,543,000	$ 0